Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	¥ 46,072	¥ 39,041
Less: Accumulated depreciation	(15,553)	(6,011)
Less: Impairment of property, plant and equipment	(689)	(689)
Property, Plant and Equipment, Net	29,830	32,341		$ 4,572
Depreciation expenses	9,258	6,051	¥ 1,595
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	30,673	26,520
Computers and electrical equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	8,795	5,968
Office equipment and furniture
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	4,880	4,760
Medical equipments
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	¥ 1,724	¥ 1,793